Prohibited Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Reportable Transaction [Line Items]
Prohibited Transactions	Prohibited TransactionsDuring the Plan year ended December 31, 2025, employee withholdings in the amount of $285,111 were not remitted by the Company to the Plan within the required timeframe, as defined by ERISA. These transactions constitute prohibited transactions. The Company has remitted the contributions to the Plan and followed the appropriate correction guidelines.